Shareholder Fees	Aug. 02, 2021
First Trust Nasdaq Food and Beverage ETF | First Trust Nasdaq Food and Beverage ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none